Selling and Administrative Expenses - Schedule of Selling and Administrative Expenses (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Selling and Administrative Expenses [Abstract]
Professional fees	€ 789,482	€ 903,531
Shipping and handling expenses	166,318	100,251
Warehouse handling	35,930	35,667
Miscellaneous operating expenses	104,370	133,704
Marketing and advertising	135,780	125,336
Leases and royalties	38,643	84,491
Insurance premiums	115,928	104,674
Repair and conservation	12,599	6,004
Supplies	1,962	2,244
Depreciation of property and equipment	5,938	5,829
Amortization of intangible assets	48,762	24,842
Amortization of right-of-use assets	38,250	31,571
Total	€ 1,493,962	€ 1,558,144